UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2019 through June 30, 2019


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                                  Pioneer Fund

--------------------------------------------------------------------------------
                                  Semiannual Report | June 30, 2019
--------------------------------------------------------------------------------

                                  Ticker Symbols:

                                  Class A    PIODX
                                  Class C    PCODX
                                  Class R    PIORX
                                  Class Y    PYODX

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, bank or insurance company. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-800-225-6292.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-225-6292. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the Pioneer Fund complex if you invest directly.

                       [LOGO]   Amundi Pioneer
                                ==============
                              ASSET MANAGEMENT
                       visit us: www.amundipioneer.com/us

Table of Contents

President's Letter                                                            2

Portfolio Management Discussion                                               4

Portfolio Summary                                                            10

Prices and Distributions                                                     11

Performance Update                                                           12

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         23

Notes to Financial Statements                                                31

Trustees, Officers and Service Providers                                     40

                                    Pioneer Fund | Semiannual Report | 6/30/19 1

President's Letter

Since 1928, active portfolio management based on in-depth, fundamental research, has been the foundation of Amundi Pioneer's investment approach. We believe an active management investment strategy is a prudent approach to investing, especially during periods of market volatility, which can result from any number of risk factors, including slow U.S. economic growth, rising interest rates, and geopolitical factors. Of course, in today's global economy, risk factors extend well beyond U.S. borders. In fact, it's not unusual for political and economic issues on the international front to cause or contribute to volatility in U.S. markets.

At Amundi Pioneer, each security under consideration is researched by our team of experienced investment professionals, who communicate directly with the management teams of those companies. At the end of this research process, if we have conviction in a company's business model and management team, and regard the security as a potentially solid investment opportunity, an Amundi Pioneer portfolio manager makes an active decision to invest in that security. The portfolio resulting from these decisions represents an expression of his or her convictions, and strives to balance overall risk and return opportunity.

As an example, the Standard & Poor's 500 Index -- the predominant benchmark for many U.S. Large-Cap Core Equity funds -- has 500 stocks. An Amundi Pioneer portfolio manager chooses to invest in only those companies that he or she believes can offer the most attractive opportunities to pursue the fund's investment objective, thus potentially benefiting the fund's shareowners. This process results in a portfolio that does not own all 500 stocks, but a much narrower universe.

The same active decision to invest in a company is also applied when we decide to sell a security, either due to changing fundamentals, valuation concerns, or market risks. We apply this active decision-making across all of our equity, fixed-income, and global portfolios.

Today, as investors, we have many options. It is our view that active management can serve shareholders well not only when markets are thriving, but also during periods of market volatility and uncertainty, thus making it a compelling investment choice. As you consider the many choices today, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

2 Pioneer Fund | Semiannual Report | 6/30/19

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
June 30, 2019

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                                    Pioneer Fund | Semiannual Report | 6/30/19 3

Portfolio Management Discussion | 6/30/19

In the following discussion, Jeff Kripke discusses the market environment during the six-month period ended June 30, 2019, and Pioneer Fund's performance during the period. Mr. Kripke, a senior vice president and a portfolio manager at Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), is responsible for the day-to-day management of the Fund, along with John Carey, Managing Director, Director of Equity Income, U.S., and a portfolio manager at Amundi Pioneer, and Walter Hunnewell, Jr., a vice president and a portfolio manager at Amundi Pioneer.

Q     How did the Fund perform over the six-month period ended June 30, 2019?

A Pioneer Fund's Class A shares returned 18.92% at net asset value during the six-month period ended June 30, 2019, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 18.54%. During the same six-month period, the average return of the 1,447 mutual funds in Morningstar's Large Blend Funds category was 17.21%.

Q How would you describe the market environment for equities during the six-month period ended June 30, 2019?

A U.S. equities staged a strong rally during the six-month period. In fact, the Fund's benchmark, the S&P 500, registered its best performance for the first half of a calendar year since 1997, returning more than 18.5% from January 1st through June 30th.

      Heading into the six-month period, equity markets faced a potentially challenging combination of slowing global economic growth, rising tariffs on both U.S. and Chinese goods due to ongoing trade disputes between the two countries, and uncertainty about the outlook for corporate profits. However, a shift in U.S. Federal Reserve (Fed) interest-rate policy, from tightening throughout 2018 to potentially easing in 2019, far outweighed the other concerns and spurred a market rally.

      After raising interest rates four times in 2018, the Fed adopted an increasingly dovish tone on monetary policy as the six-month period progressed, fueling expectations that it may reverse course from interest-rate hikes and actually cut rates several times by mid-2020. The expectations represented a stark contrast to the market consensus of late 2018, when investors were anticipating continued Fed interest-rate

4 Pioneer Fund | Semiannual Report | 6/30/19 increases through 2019. The 180-degree turn in Fed monetary policy provided a firm underpinning for the equity market, and more than overcame the potential headwinds from the other factors mentioned earlier.

      Over the first half of 2019, equity markets were positive in every month except for May, when concerns about trade disputes and tariffs reached their apex.

      Within the S&P 500, all sectors posted positive returns for the six-month period, with information technology leading the way. Health care and energy were the S&P 500's weakest-performing sectors over the period, though the returns of those sectors were also solidly positive.

Q Which of your investment decisions contributed positively to the Fund's benchmark-relative performance during the six-month period ended June 30, 2019?

A With regard to sector allocation, the Fund's underweights to energy and utilities were positive contributors to benchmark-relative performance. With global economic growth rates declining, so has demand for oil and other commodities and materials, and those conditions drove our decision to underweight those sectors. We do not see the situation changing anytime soon, unless global economic growth picks up.

      Individual portfolio holdings that aided the Fund's benchmark-relative returns during the six-month period included Facebook, Danaher, and Visa.

      Facebook reported stronger-than-expected quarterly results during the six-month period, as the company's social-media platforms actually gained users instead of losing them, as the market had previously anticipated. The valuation discrepancy in Facebook's stock price also contracted, making it a more attractive investment from a value perspective. Our investment thesis on the stock is that the company has a sustainable competitive advantage in its social-media platforms, including Instagram, and the potential to benefit from continued growth in those platforms. In addition, new ventures such as "Libra," a cryptocurrency the company plans to launch in 2020, may provide Facebook with an additional source of advertising revenue.

      A position in science-and-technology firm Danaher was another positive contributor to the Fund's benchmark-relative performance during the period. Danaher is a globally diversified conglomerate with products concentrated in the fields of environmental and applied solutions, life sciences, and diagnostics. The company continued to outperform over the six-month period, driven by its quality products and strong management team. The stock price also benefited from the market's positive reaction to Danaher's expressed desire to spin-off its slow-growing dental business.

                                    Pioneer Fund | Semiannual Report | 6/30/19 5

      Another strong relative performer for the Fund during the period was Visa, as the stock price rose on the back of strong consumer spending, which drove higher issuance and increased usage of credit cards.

Q Which of your investment decisions detracted from the Fund's benchmark-relative performance during the six-month period ended June 30, 2019?

A Given that information technology was the best-performing sector in the S&P 500 over the six-month period, the portfolio's underweight to the sector detracted from the Fund's benchmark-relative returns. We had anticipated that political uncertainties, particularly the implementation of U.S. tariffs on China as well as restrictions placed by the Trump administration on U.S. companies doing business with Chinese tech giant Huawei -- a potential headwind for many U.S. information technology firms -- would be a bigger drag on growth within the sector, and especially within the semiconductor industry. However, the market took the positive view that trade negotiations between the U.S. and China would lead to loosened restrictions on Huawei, which would in turn lead to a reduction in inventory overhang, and thus stronger growth within the sector. While U.S./China trade negotiations progressed at a relatively slow pace during the period, restrictions regarding dealings with Huawei were eventually loosened (with certain caveats), and so the technology sector outperformed.

      Individual portfolio holdings that detracted from the Fund's benchmark-relative returns during the period included Alphabet, Elanco Animal Health, and UPS (United Parcel Service).

      A position in Alphabet, the parent of Google, detracted from the Fund's benchmark-relative performance as the stock price fell after the company reported lower-than-expected quarterly results showing a decline in top-line growth from 20% to 16%, primarily due to slower advertising growth. The market also views Alphabet's expenses as too high, and those seem primed to go even higher as the company moves forward with the rollout of new projects. Overall, however, we regard Alphabet as a solid investment. Though Amazon has been gaining share in the advertising market, we believe Alphabet will continue to benefit from secular growth in online advertising as well as growth in its cloud-computing business (among others). In addition, we think fears of a near-term break-up of the company on antitrust grounds is unlikely, given that it would probably take years for regulators to pursue an antitrust case.

6 Pioneer Fund | Semiannual Report | 6/30/19

      Shares of Elanco Animal Health declined during the six-month period as the market reacted negatively to the company's agreement to acquire competitor Aratana Therapeutics. The spread of African Swine Flu from China to other parts of the world, which has affected many U.S. animal health companies, was another factor driving the underperformance of Elanco's stock.

      A position in global shipping firm UPS also detracted from the Fund's benchmark-relative performance, as the company reported weaker-than-expected first quarter results driven by severe winter weather conditions in parts of the U.S. and slowing global gross domestic product (GDP) growth. The stock remains attractive in our view, given overall growth in eCommerce-related shipments, despite the looming threat of Amazon and other online retailers potentially dropping vendors like UPS and launching their own shipping subsidiaries. In addition, UPS has invested heavily in automation, thus allowing for rapid rerouting of packages as needed, and has improved its pricing discipline, especially during peak seasons when demand is high.

Q Could you discuss the Fund's commitment to environmental, social, and governance (ESG) investing?

A ESG refers to the three central factors in measuring the sustainability and ethical impact of an investment in a company or business. We have historically followed an ESG-friendly approach when building the Fund's portfolio. We use specific screening criteria to exclude investments from the Fund in companies that fail to meet certain ESG standards across all industries. Per the prospectus, the Fund will not invest in companies significantly involved in certain business activities, which include, but are not limited to: production of alcohol, tobacco products, certain controversial military weapons, and gambling casinos and other gaming businesses. In addition, we view the "governance" aspect of ESG as critically important, as we believe companies that take steps to better manage risk exposure than their competitors can help reduce volatility and lead to solid performance during more difficult periods for both the economy and the markets.

Q Did the Fund hold any derivatives during the six-month period ended June 30, 2019?

A     No. We did not invest in any derivatives during the period.

                                    Pioneer Fund | Semiannual Report | 6/30/19 7

Q What is your outlook for equities as we enter the second half of the Fund's fiscal year, and how have you positioned the portfolio in the current environment?

A As we look ahead, we have a generally favorable view of the U.S. stock market, especially given other investment alternatives. We believe we are still in a stock-picker's market, though the more dovish attitudes of global central banks, including the Fed and the European Central Bank, could lead to a stronger stock market overall. Eventually, however, the air will leak out of the balloon, and we believe that is when our risk-focused investment process can potentially limit volatility within the portfolio and thus benefit the Fund's performance.

      We have confidence in the Fund's current positioning. We have continued to pursue our major investment theme of purchasing shares of what we believe are high-quality, financially strong, market-leading companies that have been benefiting from their investments in future technologies such as the cloud, the "internet of things," artificial intelligence, G5, and machine learning, and that have sustainable competitive advantages. We feel those companies are on the leading edge of major technology trends and improvements that will drive revenues and reduce costs, which may result in faster growth rates and higher corporate profits.

      In managing the Fund's portfolio, we are always striving to produce a solid risk-adjusted total return, with a strict risk-management discipline. As noted earlier, our ESG investment philosophy is a major part of that approach, as companies that meet our ESG criteria tend to place an emphasis on risk management, and thus could be less likely to experience a significant crisis.

8 Pioneer Fund | Semiannual Report | 6/30/19

Please refer to the Schedule of Investments on pages 18-22 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The Fund generally excludes corporate issuers that do not meet or exceed minimum ESG standards. Excluding specific issuers limits the universe of investments available to the Fund, which may mean forgoing some investment opportunities available to funds without similar ESG standards.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                                    Pioneer Fund | Semiannual Report | 6/30/19 9

Portfolio Summary | 6/30/19

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investments)*

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Communication Services                                                     17.7%
Health Care                                                                14.9%
Information Technology                                                     14.4%
Financials                                                                 14.1%
Consumer Discretionary                                                     13.4%
Consumer Staples                                                            9.2%
Industrials                                                                 8.5%
Energy                                                                      3.5%
Materials                                                                   3.0%
Government                                                                  0.6%
Utilities                                                                   0.4%
Real Estate                                                                 0.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investments)*

 1. AT&T, Inc.                                                             5.38%
--------------------------------------------------------------------------------
 2. Facebook, Inc.                                                         5.14
--------------------------------------------------------------------------------
 3. Home Depot, Inc.                                                       4.89
--------------------------------------------------------------------------------
 4. Microsoft Corp.                                                        4.31
--------------------------------------------------------------------------------
 5. Walt Disney Co.                                                        4.17
--------------------------------------------------------------------------------
 6. United Parcel Service, Inc., Class B                                   4.08
--------------------------------------------------------------------------------
 7. Medtronic Plc                                                          4.05
--------------------------------------------------------------------------------
 8. McDonald's Corp.                                                       4.03
--------------------------------------------------------------------------------
 9. JPMorgan Chase & Co.                                                   3.71
--------------------------------------------------------------------------------
10. Amazon.com, Inc.                                                       3.49
--------------------------------------------------------------------------------

* Excludes temporary cash investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.

10 Pioneer Fund | Semiannual Report | 6/30/19

Prices and Distributions | 6/30/19

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                       6/30/19                  12/31/18
--------------------------------------------------------------------------------
            A                         $29.33                    $24.76
--------------------------------------------------------------------------------
            C                         $25.10                    $21.22
--------------------------------------------------------------------------------
            R                         $29.48                    $24.89
--------------------------------------------------------------------------------
            Y                         $29.75                    $25.11
--------------------------------------------------------------------------------

Distributions per Share: 1/1/19-6/30/19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Net Investment        Short-Term          Long-Term
          Class             Income            Capital Gains       Capital Gains
--------------------------------------------------------------------------------
            A              $0.1100                $ --                $ --
--------------------------------------------------------------------------------
            C              $0.0300                $ --                $ --
--------------------------------------------------------------------------------
            R              $0.0600                $ --                $ --
--------------------------------------------------------------------------------
            Y              $0.1500                $ --                $ --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is an unmanaged, commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 12-15.

                                   Pioneer Fund | Semiannual Report | 6/30/19 11

Performance Update | 6/30/19                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2019)
----------------------------------------------------------
                          Net        Public
                          Asset      Offering     S&P
                          Value      Price        500
Period                    (NAV)      (POP)        Index
----------------------------------------------------------
10 years                  13.00%     12.33%       14.70%
5 years                   10.00       8.71        10.71
1 year                    14.77       8.17        10.42
----------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2019,
as revised May 29, 2019)
----------------------------------------------------------
Gross
----------------------------------------------------------
0.96%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Fund              S&P 500 Index
6/09                                  $ 9,425                   $10,000
6/10                                  $10,590                   $11,443
6/11                                  $13,946                   $14,955
6/12                                  $13,324                   $15,770
6/13                                  $15,921                   $19,018
6/14                                  $19,860                   $23,698
6/15                                  $20,770                   $25,457
6/16                                  $21,185                   $26,473
6/17                                  $24,553                   $31,211
6/18                                  $27,871                   $35,698
6/19                                  $31,987                   $39,416

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 5.75% sales charge. NAV returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

12 Pioneer Fund | Semiannual Report | 6/30/19

Performance Update | 6/30/19                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2019)
----------------------------------------------------------
                                                  S&P
                   If             If              500
Period             Held           Redeemed        Index
----------------------------------------------------------
10 years           12.11%         12.11%          14.70%
5 years             9.13           9.13           10.71
1 year             13.86          13.86           10.42
----------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2019,
as revised May 29, 2019)
----------------------------------------------------------
Gross
----------------------------------------------------------
1.76%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Fund              S&P 500 Index
6/09                                  $10,000                   $10,000
6/10                                  $11,146                   $11,443
6/11                                  $14,566                   $14,955
6/12                                  $13,809                   $15,770
6/13                                  $16,372                   $19,018
6/14                                  $20,266                   $23,698
6/15                                  $21,024                   $25,457
6/16                                  $21,277                   $26,473
6/17                                  $24,473                   $31,211
6/18                                  $27,547                   $35,698
6/19                                  $31,366                   $39,416

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                                   Pioneer Fund | Semiannual Report | 6/30/19 13

Performance Update | 6/30/19                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2019)
----------------------------------------------------------
                                 Net
                                 Asset            S&P
                                 Value            500
Period                           (NAV)            Index
----------------------------------------------------------
10 years                         12.59%           14.70%
5 years                           9.57            10.71
1 year                           14.32            10.42
----------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2019,
as revised May 29, 2019)
----------------------------------------------------------
Gross
----------------------------------------------------------
1.37%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Pioneer Fund              S&P 500 Index
6/09                                  $10,000                   $10,000
6/10                                  $11,199                   $11,443
6/11                                  $14,696                   $14,955
6/12                                  $14,004                   $15,770
6/13                                  $16,690                   $19,018
6/14                                  $20,733                   $23,698
6/15                                  $21,610                   $25,457
6/16                                  $21,961                   $26,473
6/17                                  $25,342                   $31,211
6/18                                  $28,640                   $35,698
6/19                                  $32,740                   $39,416

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

14 Pioneer Fund | Semiannual Report | 6/30/19

Performance Update | 6/30/19                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2019)
----------------------------------------------------------
                                  Net
                                  Asset           S&P
                                  Value           500
Period                            (NAV)           Index
----------------------------------------------------------
10 years                          13.35%          14.70%
5 years                           10.28           10.71
1 year                            15.06           10.42
----------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2019,
as revised May 29, 2019)
----------------------------------------------------------
Gross
----------------------------------------------------------
0.77%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                      Pioneer Fund              S&P 500 Index
6/09                                  $ 5,000,000               $ 5,000,000
6/10                                  $ 5,643,232               $ 5,721,488
6/11                                  $ 7,460,073               $ 7,477,511
6/12                                  $ 7,154,917               $ 7,884,886
6/13                                  $ 8,579,762               $ 9,508,949
6/14                                  $10,734,613               $11,849,007
6/15                                  $11,260,355               $12,728,534
6/16                                  $11,518,752               $13,236,737
6/17                                  $13,379,182               $15,605,596
6/18                                  $15,217,327               $17,848,762
6/19                                  $17,509,397               $19,708,142

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

                                   Pioneer Fund | Semiannual Report | 6/30/19 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2019 through June 30, 2019.

--------------------------------------------------------------------------------
Share Class                    A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account          $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 1/1/19
--------------------------------------------------------------------------------
Ending Account             $1,189.20     $1,184.30     $1,186.90     $1,190.90
Value on 6/30/19
--------------------------------------------------------------------------------
Expenses Paid              $    5.59     $    9.97     $    7.65     $    4.13
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.03%, 1.84%, 1.41% and 0.76%, for Class A, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16 Pioneer Fund | Semiannual Report | 6/30/19

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2019 through June 30, 2019.

--------------------------------------------------------------------------------
Share Class                    A             C             R             Y
--------------------------------------------------------------------------------
Beginning Account          $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 1/1/19
--------------------------------------------------------------------------------
Ending Account             $1,019.69     $1,015.67     $1,017.80     $1,021.03
Value on 6/30/19
--------------------------------------------------------------------------------
Expenses Paid              $    5.16     $    9.20     $    7.05     $    3.81
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.03%, 1.84%, 1.41% and 0.76%, for Class A, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                   Pioneer Fund | Semiannual Report | 6/30/19 17

Schedule of Investments | 6/30/19 (unaudited)

----------------------------------------------------------------------------------------------------------
Shares                                                                                      Value
----------------------------------------------------------------------------------------------------------
                          UNAFFILIATED ISSUERS -- 99.3%
                          COMMON STOCKS -- 98.7% of Net Assets
                          Air Freight & Logistics -- 4.0%
 1,986,000                United Parcel Service, Inc., Class B                              $  205,094,220
                                                                                            --------------
                          Total Air Freight & Logistics                                     $  205,094,220
----------------------------------------------------------------------------------------------------------
                          Automobiles -- 0.4%
   572,645                Harley-Davidson, Inc.                                             $   20,517,870
                                                                                            --------------
                          Total Automobiles                                                 $   20,517,870
----------------------------------------------------------------------------------------------------------
                          Banks -- 3.7%
 1,670,500                JPMorgan Chase & Co.                                              $  186,761,900
                                                                                            --------------
                          Total Banks                                                       $  186,761,900
----------------------------------------------------------------------------------------------------------
                          Beverages -- 3.1%
 1,202,407                PepsiCo., Inc.                                                    $  157,671,630
                                                                                            --------------
                          Total Beverages                                                   $  157,671,630
----------------------------------------------------------------------------------------------------------
                          Capital Markets -- 3.9%
    66,684                BlackRock, Inc.                                                   $   31,294,801
   849,734                CME Group, Inc.                                                      164,941,867
                                                                                            --------------
                          Total Capital Markets                                             $  196,236,668
----------------------------------------------------------------------------------------------------------
                          Chemicals -- 3.0%
 1,035,515                International Flavors & Fragrances, Inc.                          $  150,242,871
                                                                                            --------------
                          Total Chemicals                                                   $  150,242,871
----------------------------------------------------------------------------------------------------------
                          Commercial Services & Supplies -- 0.6%
   275,015                Waste Management, Inc.                                            $   31,728,481
                                                                                            --------------
                          Total Commercial Services & Supplies                              $   31,728,481
----------------------------------------------------------------------------------------------------------
                          Communications Equipment -- 1.3%
 1,186,514                Cisco Systems, Inc.                                               $   64,937,911
                                                                                            --------------
                          Total Communications Equipment                                    $   64,937,911
----------------------------------------------------------------------------------------------------------
                          Consumer Finance -- 1.6%
   614,391                American Express Co.                                              $   75,840,425
    91,006                Discover Financial Services                                            7,061,155
                                                                                            --------------
                          Total Consumer Finance                                            $   82,901,580
----------------------------------------------------------------------------------------------------------
                          Diversified Financial Services -- 2.7%
       225(a)             Berkshire Hathaway, Inc.                                          $   71,628,750
   302,640(a)             Berkshire Hathaway, Inc., Class B                                     64,513,769
                                                                                            --------------
                          Total Diversified Financial Services                              $  136,142,519
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Fund | Semiannual Report | 6/30/19

----------------------------------------------------------------------------------------------------------
Shares                                                                                      Value
----------------------------------------------------------------------------------------------------------
                          Diversified Telecommunication Services -- 5.3%
 8,073,969                AT&T, Inc.                                                        $  270,558,701
                                                                                            --------------
                          Total Diversified Telecommunication Services                      $  270,558,701
----------------------------------------------------------------------------------------------------------
                          Electric Utilities -- 0.4%
   249,000                American Electric Power Co., Inc.                                 $   21,914,490
                                                                                            --------------
                          Total Electric Utilities                                          $   21,914,490
----------------------------------------------------------------------------------------------------------
                          Entertainment -- 4.1%
 1,502,437                Walt Disney Co.                                                   $  209,800,303
                                                                                            --------------
                          Total Entertainment                                               $  209,800,303
----------------------------------------------------------------------------------------------------------
                          Equity Real Estate Investment Trusts (REIT) -- 0.3%
    99,942                Crown Castle International Corp.                                  $   13,027,440
                                                                                            --------------
                          Total Equity Real Estate Investment Trusts (REIT)                 $   13,027,440
----------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing -- 4.3%
   469,500                Costco Wholesale Corp.                                            $  124,070,070
   869,500                Walmart, Inc.                                                         96,071,055
                                                                                            --------------
                          Total Food & Staples Retailing                                    $  220,141,125
----------------------------------------------------------------------------------------------------------
                          Food Products -- 1.7%
     8,350                Chocoladefabriken Lindt & Spruengli AG                            $   60,816,761
   158,063                McCormick & Co., Inc.                                                 24,501,346
                                                                                            --------------
                          Total Food Products                                               $   85,318,107
----------------------------------------------------------------------------------------------------------
                          Health Care Equipment & Supplies -- 7.6%
   380,000(a)             Alcon, Inc.                                                       $   23,579,000
 1,089,909                Danaher Corp.                                                        155,769,794
 2,089,896                Medtronic Plc                                                        203,534,972
                                                                                            --------------
                          Total Health Care Equipment & Supplies                            $  382,883,766
----------------------------------------------------------------------------------------------------------
                          Health Care Providers & Services -- 0.8%
   164,134                UnitedHealth Group, Inc.                                          $   40,050,337
                                                                                            --------------
                          Total Health Care Providers & Services                            $   40,050,337
----------------------------------------------------------------------------------------------------------
                          Hotels, Restaurants & Leisure -- 4.0%
   975,253                McDonald's Corp.                                                  $  202,521,038
                                                                                            --------------
                          Total Hotels, Restaurants & Leisure                               $  202,521,038
----------------------------------------------------------------------------------------------------------
                          Industrial Conglomerates -- 0.9%
   261,406                Honeywell International, Inc.                                     $   45,638,873
                                                                                            --------------
                          Total Industrial Conglomerates                                    $   45,638,873
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/19 19

----------------------------------------------------------------------------------------------------------
Shares                                                                                      Value
----------------------------------------------------------------------------------------------------------
                          Insurance -- 2.1%
 1,920,000                Hartford Financial Services Group, Inc.                           $  106,982,400
                                                                                            --------------
                          Total Insurance                                                   $  106,982,400
----------------------------------------------------------------------------------------------------------
                          Interactive Media & Services -- 8.0%
   138,100(a)             Alphabet, Inc.                                                    $  149,534,680
 1,340,745(a)             Facebook, Inc.                                                       258,763,785
                                                                                            --------------
                          Total Interactive Media & Services                                $  408,298,465
----------------------------------------------------------------------------------------------------------
                          Internet & Direct Marketing Retail -- 3.5%
    92,604(a)             Amazon.com, Inc.                                                  $  175,357,712
                                                                                            --------------
                          Total Internet & Direct Marketing Retail                          $  175,357,712
----------------------------------------------------------------------------------------------------------
                          IT Services -- 2.9%
   845,700                Visa, Inc.                                                        $  146,771,235
                                                                                            --------------
                          Total IT Services                                                 $  146,771,235
----------------------------------------------------------------------------------------------------------
                          Machinery -- 0.7%
   452,481                Lincoln Electric Holdings, Inc.                                   $   37,248,236
                                                                                            --------------
                          Total Machinery                                                   $   37,248,236
----------------------------------------------------------------------------------------------------------
                          Oil, Gas & Consumable Fuels -- 3.5%
   164,000                EOG Resources, Inc.                                               $   15,278,240
 2,455,500                Royal Dutch Shell Plc (A.D.R.)                                       159,779,385
                                                                                            --------------
                          Total Oil, Gas & Consumable Fuels                                 $  175,057,625
----------------------------------------------------------------------------------------------------------
                          Pharmaceuticals -- 6.5%
 5,159,561(a)             Elanco Animal Health, Inc.                                        $  174,393,162
   147,039                Eli Lilly & Co.                                                       16,290,451
 1,640,500                Merck & Co., Inc.                                                    137,555,925
                                                                                            --------------
                          Total Pharmaceuticals                                             $  328,239,538
----------------------------------------------------------------------------------------------------------
                          Road & Rail -- 2.1%
   637,386                Union Pacific Corp.                                               $  107,788,346
                                                                                            --------------
                          Total Road & Rail                                                 $  107,788,346
----------------------------------------------------------------------------------------------------------
                          Semiconductors & Semiconductor Equipment -- 2.8%
   300,597                Analog Devices, Inc.                                              $   33,928,383
   201,142                Lam Research Corp.                                                    37,782,513
   414,201(a)             Micron Technology, Inc.                                               15,984,017
   332,799                NVIDIA Corp.                                                          54,655,580
                                                                                            --------------
                          Total Semiconductors & Semiconductor Equipment                    $  142,350,493
----------------------------------------------------------------------------------------------------------
                          Software -- 4.3%
 1,620,000                Microsoft Corp.                                                   $  217,015,200
                                                                                            --------------
                          Total Software                                                    $  217,015,200
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Fund | Semiannual Report | 6/30/19

----------------------------------------------------------------------------------------------------------
Shares                                                                                      Value
----------------------------------------------------------------------------------------------------------
                          Specialty Retail -- 4.9%
 1,183,582                Home Depot, Inc.                                                  $  246,149,549
                                                                                            --------------
                          Total Specialty Retail                                            $  246,149,549
----------------------------------------------------------------------------------------------------------
                          Technology Hardware, Storage & Peripherals -- 3.1%
   788,690                Apple, Inc.                                                       $  156,097,525
                                                                                            --------------
                          Total Technology Hardware, Storage & Peripherals                  $  156,097,525
----------------------------------------------------------------------------------------------------------
                          Textiles, Apparel & Luxury Goods -- 0.6%
   338,842                Cie Financiere Richemont SA                                       $   28,774,650
                                                                                            --------------
                          Total Textiles, Apparel & Luxury Goods                            $   28,774,650
----------------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCKS
                          (Cost $3,870,524,718)                                             $5,000,220,804
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Principal
Amount
USD ($)
----------------------------------------------------------------------------------------------------------
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 0.6%
                          of Net Assets
10,000,000(b)             U.S. Treasury Bills, 7/9/19                                       $    9,995,700
20,000,000(b)             U.S. Treasury Bills, 7/23/19                                          19,974,759
----------------------------------------------------------------------------------------------------------
                          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                          (Cost $29,969,690)                                                $   29,970,459
----------------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS -- 99.3%
                          (Cost $3,900,494,408)                                             $5,030,191,263
----------------------------------------------------------------------------------------------------------
                          OTHER ASSETS AND LIABILITIES -- 0.7%                              $   36,231,732
----------------------------------------------------------------------------------------------------------
                          NET ASSETS -- 100.0%                                              $5,066,422,995
==========================================================================================================

REIT        Real Estate Investment Trust.

(A.D.R.)    American Depositary Receipts.

(a)         Non-income producing security.

(b) Security issued with a zero coupon. Income is recognized through accretion of discount.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2019, aggregated $1,409,960,154 and $1,616,051,292, respectively.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which Amundi Pioneer Asset Management, Inc. (the "Adviser") serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are affected at current market prices. During the six months ended June 30, 2019, the Fund did not engage in cross trade activity.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/19 21

At June 30, 2019, the net unrealized appreciation on investments based on cost for federal tax purposes of $3,909,369,201 was as follows:

            Aggregate gross unrealized appreciation for all investments in which
              there is an excess of value over tax cost                              $1,161,096,599
            Aggregate gross unrealized depreciation for all investments in which
              there is an excess of tax cost over value                                 (40,274,537)
                                                                                     --------------
            Net unrealized appreciation                                              $1,120,822,062
                                                                                     ==============

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

   Level 1 - quoted prices in active markets for identical securities.

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2019, in valuing the Fund's investments:

--------------------------------------------------------------------------------------------------------
                                             Level 1           Level 2        Level 3    Total
--------------------------------------------------------------------------------------------------------
Common Stocks                                $5,000,220,804    $        --    $ --       $5,000,220,804
U.S. Government and
  Agency Obligations                                     --     29,970,459      --           29,970,459
--------------------------------------------------------------------------------------------------------
  Total Investments in Securities            $5,000,220,804    $29,970,459    $ --       $5,030,191,263
========================================================================================================

During the six months ended June 30, 2019, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

22 Pioneer Fund | Semiannual Report | 6/30/19

Statement of Assets and Liabilities | 6/30/19 (unaudited)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $3,900,494,408)               $5,030,191,263
  Cash                                                                                  85,789,674
  Receivables --
     Investment securities sold                                                         19,826,910
     Fund shares sold                                                                      348,864
     Dividends                                                                           3,011,628
     Interest                                                                                5,040
  Other assets                                                                              70,741
--------------------------------------------------------------------------------------------------
       Total assets                                                                 $5,139,244,120
==================================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                                $   68,769,568
     Fund shares repurchased                                                             2,254,769
     Distributions                                                                          51,156
     Trustees' fees                                                                          5,638
  Due to affiliates                                                                        655,504
  Accrued expenses                                                                       1,084,490
--------------------------------------------------------------------------------------------------
       Total liabilities                                                            $   72,821,125
==================================================================================================
NET ASSETS:
  Paid-in capital                                                                   $3,696,543,234
  Distributable earnings                                                             1,369,879,761
--------------------------------------------------------------------------------------------------
       Net assets                                                                   $5,066,422,995
==================================================================================================
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
     Class A (based on $4,871,009,085/166,070,520 shares)                           $        29.33
     Class C (based on $38,584,187/1,537,055 shares)                                $        25.10
     Class R (based on $47,537,898/1,612,627 shares)                                $        29.48
     Class Y (based on $109,291,825/3,673,637 shares)                               $        29.75
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $29.33 net asset value per share/100%-5.75%
  maximum sales charge)                                                             $        31.12
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/19 23

Statement of Operations (unaudited)

For the Six Months Ended 6/30/19

INVESTMENT INCOME:
  Dividends from unaffiliated issuers (net of foreign taxes
     withheld $402,656)                                                       $ 42,677,521
  Interest from unaffiliated issuers                                               649,487
---------------------------------------------------------------------------------------------------------------
       Total investment income                                                                    $ 43,327,008
---------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
     Basic Fee                                                                $ 14,358,137
     Performance adjustment                                                       (165,002)
  Administrative expense                                                         1,109,399
  Transfer agent fees
     Class A                                                                     1,869,034
     Class C                                                                        23,343
     Class R                                                                        57,216
     Class Y                                                                        52,194
  Distribution fees
     Class A                                                                     5,749,382
     Class C                                                                       190,978
     Class R                                                                       117,087
  Shareowner communications expense                                              1,033,913
  Custodian fees                                                                    46,629
  Registration fees                                                                 46,936
  Professional fees                                                                125,307
  Printing expense                                                                  16,161
  Trustees' fees                                                                   122,327
  Miscellaneous                                                                     65,469
---------------------------------------------------------------------------------------------------------------
     Total expenses                                                                               $ 24,818,510
--------------------------------------------------------------------------------------------------------------
       Net investment income                                                                      $ 18,508,498
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments in unaffiliated issuers                                      $199,163,350
     Other assets and liabilities denominated in foreign currencies               (108,448)       $199,054,902
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments in unaffiliated issuers                                      $608,511,430
     Other assets and liabilities denominated in foreign currencies                     20        $608,511,450
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                          $807,566,352
---------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                            $826,074,850
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Fund | Semiannual Report | 6/30/19

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                    Ended                  Year
                                                                    6/30/19                Ended
                                                                    (unaudited)            12/31/18
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                        $   18,508,498         $   47,805,134
Net realized gain (loss) on investments                                199,054,902            598,802,823
Change in net unrealized appreciation (depreciation)
  on investments                                                       608,511,450           (706,618,186)
----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
        from operations                                             $  826,074,850         $  (60,010,229)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
  Class A ($0.11 and $3.80 per share, respectively)                 $  (18,465,832)        $ (587,620,669)
  Class C ($0.03 and $3.57 per share, respectively)                        (47,356)            (5,447,853)
  Class R ($0.06 and $3.68 per share, respectively)                       (101,398)            (5,956,040)
  Class Y ($0.15 and $3.86 per share, respectively)                       (548,430)           (12,568,094)
----------------------------------------------------------------------------------------------------------
  Total distributions to shareowners                                $  (19,163,016)        $ (611,592,656)
----------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   $   69,348,625         $  214,238,150
Reinvestment of distributions                                           18,390,190            586,702,007
Cost of shares repurchased                                            (269,434,938)          (704,230,996)
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
     from Fund share transactions                                   $ (181,696,123)        $   96,709,161
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets                             $  625,215,711         $ (574,893,724)
NET ASSETS:
Beginning of period                                                 $4,441,207,284         $5,016,101,008
----------------------------------------------------------------------------------------------------------
End of period                                                       $5,066,422,995         $4,441,207,284
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/19 25

---------------------------------------------------------------------------------------------------------
                                          Six Months     Six Months
                                          Ended          Ended
                                          6/30/19        6/30/19           Year Ended      Year Ended
                                          Shares         Amount            12/31/18        12/31/18
                                          (unaudited)    (unaudited)       Shares          Amount
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                                1,855,829     $  50,455,683       5,351,641     $ 156,601,395
Reinvestment of distributions                626,375        17,797,171      21,123,377       566,573,785
Less shares repurchased                   (8,632,540)     (236,668,348)    (19,702,199)     (576,987,181)
---------------------------------------------------------------------------------------------------------
     Net increase (decrease)              (6,150,336)    $(168,415,494)      6,772,819     $ 146,187,999
=========================================================================================================
Class C
Shares sold                                  277,582     $   6,165,466         349,800     $   8,573,741
Reinvestment of distributions                  1,886            46,466         203,871         4,674,414
Less shares repurchased                     (497,242)      (11,326,910)     (2,361,132)      (62,708,192)
---------------------------------------------------------------------------------------------------------
     Net decrease                           (217,774)    $  (5,114,978)     (1,807,461)    $ (49,460,037)
=========================================================================================================
Class R
Shares sold                                   50,950     $   1,396,623         176,963     $   5,198,289
Reinvestment of distributions                  3,525           100,906         219,936         5,920,358
Less shares repurchased                     (222,406)       (6,202,809)       (403,753)      (11,885,849)
---------------------------------------------------------------------------------------------------------
     Net decrease                           (167,931)    $  (4,705,280)         (6,854)    $    (767,202)
=========================================================================================================
Class Y
Shares sold                                  406,329     $  11,330,853       1,512,961     $  43,864,725
Reinvestment of distributions                 15,382           445,647         350,419         9,533,450
Less shares repurchased                     (550,123)      (15,236,871)     (1,788,966)      (52,649,774)
---------------------------------------------------------------------------------------------------------
     Net increase (decrease)                (128,412)    $  (3,460,371)         74,414     $     748,401
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Fund | Semiannual Report | 6/30/19

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                               Six Months
                                               Ended          Year          Year           Year          Year            Year
                                               6/30/19        Ended         Ended          Ended         Ended           Ended
                                               (unaudited)    12/31/18      12/31/17       12/31/16*     12/31/15*       12/31/14*
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period           $    24.76     $    28.81    $    28.90     $    31.92    $    36.67      $    39.18
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                 $     0.11(a)  $     0.29(a) $     0.31(a)  $     0.35(a) $     0.31(a)   $     0.37
  Net realized and unrealized gain (loss) on
  investments                                        4.57          (0.54)         5.75           2.56         (0.42)           3.90
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                   $     4.68     $    (0.25)   $     6.06     $     2.91    $    (0.11)     $     4.27
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                        $    (0.11)    $    (0.28)   $    (0.29)    $    (0.34)   $    (0.30)     $    (0.36)
  Net realized gain                                    --          (3.52)        (5.86)         (5.59)        (4.34)          (6.42)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                            $    (0.11)    $    (3.80)   $    (6.15)    $    (5.93)   $    (4.64)     $    (6.78)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value     $     4.57     $    (4.05)   $    (0.09)    $    (3.02)   $    (4.75)     $    (2.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    29.33     $    24.76    $    28.81     $    28.90    $    31.92      $    36.67
====================================================================================================================================
Total return (b)                                    18.92%(c)      (1.74)%       21.54%(d)       9.60%        (0.43)%(e)      10.86%
Ratio of net expenses to average net
  assets (f)                                         1.03%(g)       0.96%         0.94%          0.98%         0.98%           0.96%
Ratio of net investment income (loss) to
  average net assets                                 0.78%(g)       0.98%         0.99%          1.09%         0.86%           0.94%
Portfolio turnover rate                                30%(c)         60%           58%            62%           50%             25%
Net assets, end of period (in thousands)       $4,871,009     $4,264,175    $4,765,993     $4,426,909    $4,402,310      $4,766,086
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(c)   Not annualized.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2017, the total return would have been 21.51%.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (0.46)%.

(f)   Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%+, respectively.

(g)   Annualized.

+     Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/19 27

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended           Year       Year       Year        Year         Year
                                                            6/30/19         Ended      Ended      Ended       Ended        Ended
                                                            (unaudited)     12/31/18   12/31/17   12/31/16*   12/31/15*    12/31/14*
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                        $ 21.22         $ 25.17    $ 25.91    $  29.20    $  33.97     $  36.75
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                              $ (0.00)(a)(g)+ $  0.04(a) $  0.05(a) $   0.09(a) $   0.02(a)  $   0.06
  Net realized and unrealized gain (loss) on investments       3.91           (0.42)      5.14        2.32       (0.39)        3.66
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations          $  3.91         $ (0.38)   $  5.19    $   2.41    $  (0.37)    $   3.72
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                     $ (0.03)        $ (0.05)   $ (0.07)   $  (0.11)   $  (0.06)    $  (0.08)
  Net realized gain                                              --           (3.52)     (5.86)      (5.59)      (4.34)       (6.42)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         $ (0.03)        $ (3.57)   $ (5.93)   $  (5.70)   $  (4.40)    $  (6.50)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  3.88         $ (3.95)   $ (0.74)   $  (3.29)   $  (4.77)    $  (2.78)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 25.10         $ 21.22    $ 25.17    $  25.91    $  29.20     $  33.97
====================================================================================================================================
Total return (b)                                              18.43%(c)       (2.52)%    20.57%       8.74%      (1.23)%(d)   10.04%
Ratio of net expenses to average net assets (e)                1.84%(f)        1.76%      1.73%       1.77%       1.76%        1.73%
Ratio of net investment income (loss) to average
  net assets                                                  (0.02)%(f)       0.15%      0.19%       0.30%       0.07%        0.16%
Portfolio turnover rate                                          30%(c)          60%        58%         62%         50%          25%
Net assets, end of period (in thousands)                    $38,584         $37,237    $89,663    $109,749    $129,720     $160,608
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(c)   Not annualized.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (1.26)%.

(e)   Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%+, respectively.

(f)   Annualized.

(g) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations due to timing of the sales and repurchase of shares.

+     Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Fund | Semiannual Report | 6/30/19

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended       Year       Year       Year       Year         Year
                                                                 6/30/19     Ended      Ended      Ended      Ended        Ended
                                                                 (unaudited) 12/31/18   12/31/17   12/31/16*  12/31/15*    12/31/14*
------------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                             $ 24.89     $ 28.93    $ 29.01    $ 32.04    $ 36.80      $ 39.27
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                   $  0.05(a)  $  0.17(a) $  0.17(a) $  0.21(a) $  0.19(a)   $  0.25
  Net realized and unrealized gain (loss) on investments            4.60       (0.53)      5.76       2.57      (0.42)        3.92
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations               $  4.65     $ (0.36)   $  5.93    $  2.78    $ (0.23)     $  4.17
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                          $ (0.06)    $ (0.16)   $ (0.15)   $ (0.22)   $ (0.19)     $ (0.22)
  Net realized gain                                                   --       (3.52)     (5.86)     (5.59)     (4.34)       (6.42)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              $ (0.06)    $ (3.68)   $ (6.01)   $ (5.81)   $ (4.53)     $ (6.64)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  4.59     $ (4.04)   $ (0.08)   $ (3.03)   $ (4.76)     $ (2.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 29.48     $ 24.89    $ 28.93    $ 29.01    $ 32.04      $ 36.80
====================================================================================================================================
Total return (b)                                                   18.69%(c)   (2.12)%    20.99%      9.12%     (0.77)%(d)   10.56%
Ratio of net expenses to average net assets (e)                     1.41%(f)    1.37%      1.38%      1.41%      1.30%        1.27%
Ratio of net investment income (loss) to average net assets         0.40%(f)    0.57%      0.55%      0.66%      0.54%        0.61%
Portfolio turnover rate                                               30%(c)      60%        58%        62%        50%          25%
Net assets, end of period (in thousands)                         $47,538     $44,314    $51,716    $52,795    $56,380      $66,382
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c)   Not annualized.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (0.80)%.

(e)   Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%+, respectively.

(f)   Annualized.

+     Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Pioneer Fund | Semiannual Report | 6/30/19

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year        Year        Year          Year
                                                              6/30/19      Ended     Ended       Ended       Ended         Ended
                                                              (unaudited)  12/31/18  12/31/17    12/31/16*   12/31/15*     12/31/14*
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $  25.11     $ 29.17   $  29.19    $  32.18    $  36.94      $  39.40
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                $   0.14(a)  $ 0.35(a) $   0.39(a) $   0.43(a) $   0.42(a)   $   0.55
  Net realized and unrealized gain (loss) on investments          4.65       (0.55)      5.81        2.59       (0.43)         3.89
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $   4.79     $ (0.20)  $   6.20    $   3.02    $  (0.01)     $   4.44
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                       $  (0.15)    $ (0.34)  $  (0.36)   $  (0.42)   $  (0.41)     $  (0.48)
  Net realized gain                                                 --       (3.52)     (5.86)      (5.59)      (4.34)        (6.42)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $  (0.15)    $ (3.86)  $  (6.22)   $  (6.01)   $  (4.75)     $  (6.90)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $   4.64     $ (4.06)  $  (0.02)   $  (2.99)   $  (4.76)     $  (2.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  29.75     $ 25.11   $  29.17    $  29.19    $  32.18      $  36.94
====================================================================================================================================
Total return (b)                                                 19.09%(c)   (1.56)%    21.85%       9.86%      (0.14)%(d)    11.23%
Ratio of net expenses to average net assets (e)                   0.76%(f)    0.77%      0.69%       0.73%       0.68%         0.66%
Ratio of net investment income (loss) to average net assets       1.05%(f)    1.17%      1.24%       1.34%       1.14%         1.23%
Portfolio turnover rate                                             30%(c)      60%        58%         62%         50%           25%
Net assets, end of period (in thousands)                      $109,292     $95,481   $108,729    $110,080    $153,661      $288,846
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c)   Not annualized.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (0.17)%.

(e)   Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%+, respectively.

(f)   Annualized.

+     Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Fund | Semiannual Report | 6/30/19

Notes to Financial Statements | 6/30/19 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fund (the "Fund") is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Class K shares had not commenced operations as of June 30, 2019. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

Amundi Pioneer Asset Management, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc., serves as the Fund's investment adviser (the "Adviser"). Amundi Pioneer Distributor, Inc., an affiliate of Amundi Pioneer Asset Management, Inc., serves as the Fund's distributor (the "Distributor").

In August 2018, the Securities and Exchange Commission ("SEC") released a Disclosure Update and Simplification Final Rule. The Final Rule amends Regulation S-X disclosures requirements to conform them to U.S. Generally Accepted Accounting Principles ("U.S. GAAP") for investment companies. The Fund's financial statements were prepared in compliance with the new amendments to Regulation S-X.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets

                                   Pioneer Fund | Semiannual Report | 6/30/19 31
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.    Security Valuation

      The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE.

      Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

      The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

      Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed- income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

      Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.

32 Pioneer Fund | Semiannual Report | 6/30/19

      Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser pursuant to procedures adopted by the Fund's Board of Trustees. The Adviser's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

      Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices, and such differences could be material.

      At June 30, 2019, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.    Investment Income and Transactions

      Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

      Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

      Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

      Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

                                   Pioneer Fund | Semiannual Report | 6/30/19 33

C.    Foreign Currency Translation

      The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D.    Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2018, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

      The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

      The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2018 was as follows:

      --------------------------------------------------------------------------
                                                                           2018
      --------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                                              $ 81,433,923
      Long-term capital gain                                        530,158,733
      --------------------------------------------------------------------------
         Total                                                     $611,592,656
      ==========================================================================

34 Pioneer Fund | Semiannual Report | 6/30/19

      The following shows the components of distributable earnings on a federal income tax basis at December 31, 2018:

      --------------------------------------------------------------------------
                                                                           2018
      --------------------------------------------------------------------------
      Distributable earnings:
      Undistributed ordinary income                                $  1,961,238
      Undistributed long-term capital gain                           70,186,255
      Current year late year loss                                   (21,486,592)
      Net unrealized appreciation                                   512,307,026
      --------------------------------------------------------------------------
          Total                                                    $562,967,927
      ==========================================================================

      The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and on the tax-basis adjustment on common stocks.

E.    Fund Shares

      The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $157,489 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2019.

F.    Class Allocations

      Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

      Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

G.    Risks

      The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have

                                   Pioneer Fund | Semiannual Report | 6/30/19 35
      experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

      At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.

      With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund's Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund's custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund's transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi Pioneer exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi Pioneer or the Fund's service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

      The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

36 Pioneer Fund | Semiannual Report | 6/30/19

H.    Repurchase Agreements

      Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.

      As of and for the six months ended June 30, 2019, the Fund had no open repurchase agreements.

2. Management Agreement

The Adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion of the fund's average daily net assets and 0.55% on the excess over $10 billion of the fund's average daily net assets. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, the Adviser, contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the six months ended June 30, 2019, the aggregate performance adjustment resulted in a decrease to the basic fee of $165,002. For the six months ended June 30, 2019, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.59% (annualized) of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $425,257 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2019.

                                   Pioneer Fund | Semiannual Report | 6/30/19 37

3. Transfer Agent

DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2019, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareowner Communications:
--------------------------------------------------------------------------------
Class A                                                              $1,018,110
Class C                                                                  11,285
Class R                                                                   3,118
Class Y                                                                   1,400
--------------------------------------------------------------------------------
 Total                                                               $1,033,913
================================================================================

4. Distribution and Service Plans

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $230,247 in distribution fees payable to the Distributor at June 30, 2019.

The Fund also has adopted a separate service plan for Class R shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

38 Pioneer Fund | Semiannual Report | 6/30/19

In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge ("CDSC"). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended June 30, 2019, CDSCs in the amount of $26,479 were paid to the Distributor.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the "Funds"), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Effective August 1, 2018, the Fund participates in credit facility that is in the amount of $250 million. Under such credit facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate ("LIBOR") plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date, or (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2019, the Fund had no borrowings under the credit facility.

                                   Pioneer Fund | Semiannual Report | 6/30/19 39

Trustees, Officers and Service Providers

Trustees                               Officers
Thomas J. Perna, Chairman              Lisa M. Jones, President and
David R. Bock                            Chief Executive Officer
Diane Durnin                           Mark E. Bradley, Treasurer and
Benjamin M. Friedman                     Chief Financial and
Margaret B.W. Graham                     Accounting Officer
Lisa M. Jones                          Christopher J. Kelley, Secretary and
Lorraine H. Monchak                      Chief Legal Officer
Marguerite A. Piret
Fred J. Ricciardi
Kenneth J. Taubes

Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
DST Asset Manager Solutions, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com/us. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

40 Pioneer Fund | Semiannual Report | 6/30/19

                          This page is for your notes.

                                   Pioneer Fund | Semiannual Report | 6/30/19 41

                          This page is for your notes.

42 Pioneer Fund | Semiannual Report | 6/30/19

                          This page is for your notes.

                                   Pioneer Fund | Semiannual Report | 6/30/19 43

                          This page is for your notes.

44 Pioneer Fund | Semiannual Report | 6/30/19

How to Contact Amundi Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Amundi Pioneer
P.O. Box 219427
Kansas City, MO 64121-9427

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com/us

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission's web site at https://www.sec.gov.

[LOGO]   Amundi Pioneer
         ==============
       ASSET MANAGEMENT

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com/us

Securities offered through Amundi Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
[C] 2019 Amundi Pioneer Asset Management 19404-13-0819




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. David R. Bock, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amudi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A


ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 29, 2019


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 29, 2019


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 29, 2019

* Print the name and title of each signing officer under his or her signature.